Finance costs (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Financial Income and Expenses

	2018 $m	2017 Restated $m	2016 Restated $m
Financial income
Interest income on deposits	2	1	3
Interest income on loans and receivables	3	3	3

	5	4	6

Financial expenses
Interest expense on borrowings	66	62	71
Finance charge payable under finance leases	20	20	20
Capitalised interest	(5)	(6)	(5)
Change in fair value of deferred and contingent purchase consideration	5	—	—

	86	76	86